Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Schedule of Preferred Stock authorized, issued and outstanding Table	As of December 31, 2022, Legacy Korro Preferred Stock authorized, issued and outstanding consisted of the following (in thousands, except share amounts):

	December 31, 2022
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Legacy Korro Series Seed Preferred Stock	684,739	684,739	15,924	$16,115	684,739
Legacy Korro Series A Preferred Stock	2,029,666	2,029,666	77,736	91,500	2,029,666
Legacy Korro Series B-1 Preferred Stock	1,104,178	1,104,178	57,703	58,000	1,104,178
Legacy Korro Series B-2 Preferred Stock	1,036,656	223,417	12,500	12,500	223,417

Total	4,855,239	4,042,000	$163,863	$178,115	4,042,000